BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Rockwood Holdings, Inc
Business Combinations
Allocation of acquisition cost to the assets acquired and liabilities assumed

The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for Rockwood Acquisition in 2014	$1,038
Purchase price adjustment received in 2015	(18)

Net acquisition cost	$1,020

Fair value of assets acquired and liabilities assumed:
Cash	$77
Accounts receivable	220
Inventories	401
Prepaid expenses and other current assets	55
Property, plant and equipment	665
Intangible assets	31
Deferred income taxes, non-current	106
Other assets	8
Accounts payable	(146)
Accrued expenses and other current liabilities	(106)
Long-term debt, non-current	(3)
Pension and related liabilities	(233)
Deferred income taxes, non-current	(9)
Other liabilities	(30)

Total fair value of net assets acquired	1,036

Noncontrolling interest	(16)

Total	$1,020

Estimated pro forma revenues and net income

If the Rockwood Acquisition were to have occurred on January 1, 2013, the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (Unaudited)
	2014	2013
Revenues	$12,724	$12,599
Net income attributable to Huntsman International	410	98

Oxid
Business Combinations
Allocation of acquisition cost to the assets acquired and liabilities assumed

The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for acquisition	$66
Contingent consideration	10

Acquisition cost	$76

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)

Total fair value of net assets acquired	$76

Estimated pro forma revenues and net income

If the Oxid Acquisition were to have occurred on January 1, 2013, the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

Pro Forma
Year ended December 31, 2013 (Unaudited)
Revenues	$11,142
Net income attributable to Huntsman International	133